Condensed Consolidated Statements of Changes in Shareholders' Equity (Unaudited)	Common Stock [Member] Common Class A [Member] USD ($) shares	Common Stock [Member] Common Class A [Member] SGD ($) shares	Common Stock [Member] Common Class B [Member] USD ($) shares	Common Stock [Member] Common Class B [Member] SGD ($) shares	Additional Paid-in Capital [Member] USD ($)	Additional Paid-in Capital [Member] SGD ($)	Retained Earnings [Member] USD ($)	Retained Earnings [Member] SGD ($)	AOCI Attributable to Parent [Member] USD ($)	AOCI Attributable to Parent [Member] SGD ($)	USD ($)	SGD ($)
Balance at Dec. 31, 2024						$ 1,351,540		$ (468,941)		$ (7,875)		$ 874,724
Balance, shares at Dec. 31, 2024 | shares	14,927,250	14,927,250	2,572,750	2,572,750
Net loss								(20,146)				(20,146)	[1]
Foreign currency translation										19,264		19,264
Balance at Jun. 30, 2025						1,351,540		(489,087)		11,389		873,842
Balance, shares at Jun. 30, 2025 | shares	14,927,250	14,927,250	2,572,750	2,572,750
Balance at Dec. 31, 2025		$ 4,587		$ 661		12,624,119		(1,539,852)		26,363		11,115,878
Balance, shares at Dec. 31, 2025 | shares	17,859,750	17,859,750	2,572,750	2,572,750
Net loss								(2,197,749)			$ (1,698,022)	(2,197,749)
Foreign currency translation										53,649		53,649
Share-based compensation						404,770						404,770
Balance at Jun. 30, 2026	$ 3,544	$ 4,587	$ 511	$ 661	$ 10,066,359	$ 13,028,889	$ (2,887,739)	$ (3,737,601)	$ 61,819	$ 80,012	$ 7,244,494	$ 9,376,548
Balance, shares at Jun. 30, 2026 | shares	17,859,750	17,859,750	2,572,750	2,572,750

[1]	Comparative amounts totalling S$318,061 have been reclassified from general and administrative expenses to cost of revenue for consistency in the classification of expenses. The reclassification resulted in a corresponding decrease in gross profit and had no effect on net loss.